PROVISIONS AND CONTINGENT LIABILITIES - Probable losses roll-forward (Details) R$ in Thousands	3 Months Ended
Mar. 31, 2022 BRL (R$)
Changes in provision for contingencies
Balance at beginning of period	R$ 33,409,871
Balance at ending of period	33,837,109
Provisions for Contingencies
Changes in provision for contingencies
Balance at beginning of period	33,409,871
Establishment of provisions	1,130,311
Reversals of provisions	(502,701)
Monetary corrections	421,383
Judicial deposits	197,494
Payments	(819,249)
Balance at ending of period	R$ 33,837,109